Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Relationship With Related Party
a)	Related Parties

Name of related parties	Relationship
Yusheng Han	Shareholder of a shareholder of the Company, Chief Executive Officer, director
Shaokun Chuai	Shareholder of a shareholder of the Company, Chief Operating Officer, director
Dan Zhou	Shareholder of a shareholder of the Company, management of the Group
BRT Bio Tech Limited	Controlling shareholder of the Company up to October 30, 2019
EaSuMed Holding Ltd.	Equity method investee

Summary of Related Party Balances
b)	The Group had the following related party balances at the end of the year:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Yusheng Han	56,330	—	—
Shaokun Chuai	18,038	—	—
EaSuMed Holding Ltd.	—	212	32

Total amounts due from related parties	74,368	212	32

Summary of Related Party Transactions
c)	The Group had the following related party transactions:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Service received from:
EaSuMed Holding Ltd.	1,225	806	770	118

Borrowings provided to:
Yusheng Han (i)	—	37,034	—	—
Shaokun Chuai (ii)	—	16,816	—	—
Dan Zhou	30	—	—	—

	30	53,850	—	—

Shares repurchased from:
BRT Bio Tech Limited (iii)	1,500	1,294	—	—

Interest income from:
Yusheng Han	—	1,295	176	27
Shaokun Chuai	—	591	295	45

	—	1,886	471	72

(i)
On March 29, 2019, the Group entered into a loan agreement with Yusheng Han with a principal amount of US$5,500 at the simple rate of 4.5% per annum. The loan which was fully repaid in February and March 2020.

(ii)	On March 28, 2019, the Group entered into a loan agreement with Shaokun Chuai with a principal amount of US$2,500 at the simple rate of 4.5% per annum. The loan which was fully repaid in May 2020.
(iii)
The Group repurchased 31,246 ordinary shares held by BRT Bio Tech Limited in 2018. The purchase consideration was RMB33,316. The Group repurchased 124,985 and 20,222 Series A+ Preferred shares held by BRT Bio Tech Limited in 2018 and 2019, respectively
,
at
consideration
s
of RMB1,500 and RMB1,294.